Warrant derivative - Schedule of assumption for estimated fair value of the warrant derivatives (Details)	Dec. 31, 2025 Y shares	Dec. 31, 2024 Y shares	Dec. 31, 2023 shares
Financial risk management
Warrants outstanding	11,339,848	10,093,750	5,075,000
Warrant derivative | At Fair value | Level 2
Financial risk management
Warrants outstanding	2,392,832	5,075,000
Warrant derivative | At Fair value | Level 2 | Risk-free interest rate
Financial risk management
Significant observable inputs	0.0257	0.0292
Warrant derivative | At Fair value | Level 2 | Expected warrant life in years
Financial risk management
Significant observable inputs | Y	2.62	2.53
Warrant derivative | At Fair value | Level 2 | Expected stock price volatility
Financial risk management
Significant observable inputs	0.8246	0.7114